Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 752,416		¥ 1,321,776
Payables to producers and licensors	608,100		139,951
Leasing liabilities-current portion	¥ 256,312		¥ 206,758
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Consideration payable for acquisitions and investments	¥ 159,360		¥ 526,453
Professional fees	62,422		64,510
Deposit	47,004		40,445
Interest payable	40,158		26,469
Other staff related cost	22,849		5,325
Advances from/payables to third parties	18,016		14,386
Others	85,756		70,882
Total	¥ 2,052,393	$ 288,522	¥ 2,416,955